Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
At 1 January	$ (117)	$ (133)
Reclassification To Other Receivable	0	9
Impairment reversal/(loss)	1	(5)
System Fund impairment loss	0	(7)
Amounts written off	9	17
Exchange and other adjustments	1	2
At 31 December	$ (106)	$ (117)